CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net (loss) income	$ (2,927)	$ 1,150	$ 6,702	$ 4,061	$ 1,569
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	364	232	1,105	820	988
Deferred income taxes		(308)	(716)	(870)	(159)
Equity based compensation expense	207		478
Increase (decrease) in accounts receivable allowances	(16)	42		(249)	246
Increase in valuation of private placement warrants	4,846	593	448	382
Loss on disposal of assets		36	111	6
Loss on debt extinguishment				485
(Increase) decrease in operating assets:
Accounts receivable	809	1,896	(7,957)	(12,992)	12,012
Inventories	(1,578)	(8,820)	(6,575)	(1,225)	(1,001)
Prepaid expenses and other current assets	503	(522)	(619)	(410)	(533)
Other noncurrent assets			84	173	76
Increase (decrease) in operating liabilities:
Accounts payable	(4,852)	8,089	2,473	7,365	(9,255)
Accrued liabilities	(665)	(246)	924	1,609	463
Income taxes payable	914	1,184	510	(55)	(671)
Other noncurrent liabilities	14	(26)	91	(73)	189
Net cash (used in) provided by operating activities	(2,381)	3,300	(2,941)	(973)	3,924
Cash flows from investing activities
Purchases of property, plant, equipment and other assets	(667)	(345)	(3,890)	(1,557)	(541)
Increase in cash surrender value of life insurance			(8)	(13)	(42)
Net cash used in investing activities	(667)	(345)	(3,898)	(1,570)	(583)
Cash flows from financing activities
Increase (decrease) in cash overdraft		(3,780)	(3,780)	3,251	(120)
Advances from current revolving line of credit - post March 20, 2012 amendment				18,338
Repayment of prior revolving line of credit				(21,633)
Proceeds from long-term debt				43	95
Proceeds from issuance of preferred stock with warrants				18,000
Payments on long-term debt and capital lease obligations		(6)	(64)	(7,880)	(2,226)
Repurchase of common stock				(4,250)
Cash paid for transaction and financing fees		(98)	(228)	(4,654)	(314)
Net cash provided by (used in) financing activities	2,800	(2,799)	7,382	2,543	(3,341)
Proceeds from exercise of private placement warrants	1,797
Increase in cash	(248)	156	543
Cash at beginning of period	543
Cash at end of period	295	156	543
Supplemental disclosures of cash flow information
Cash paid for interest	201	189	912	1,163	1,899
Cash paid for income taxes	55	155	4,353	3,695	1,196
Supplemental disclosure of non-cash transactions
Unpaid property, plant, equipment and other assets	371	75	928	164
Exercise of private placement warrants			52
Dividends				224
Common stock issued due to exercise of warrant				399
Fair value of private placement warrants exercised	1,457
Transaction fees		105
Post March 20, 2012 amendment [Member]
Cash flows from financing activities
Advances from current revolving line of credit - post March 20, 2012 amendment	27,503	561	72,062
Repayment of prior revolving line of credit	(26,500)	(3,725)	(65,035)
Prior to March 20, 2012 amendment [Member]
Cash flows from financing activities
Net change in revolving line of credit - prior to March 20, 2012 amendment		4,249	4,249	1,328	(776)
Proceeds from exercise of private placement warrants			$ 178